SCHEDULE OF INVESTMENTS

Ivy California Municipal High Income Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California - 91.3%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6-1-55(A)	$1,000	$86
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Gold Country Stlmt Funding Corp.), Ser 2020B-1, 4.000%, 6-1-49	250	276
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Merced Cnty Tob Funding Corp.), Ser 2020B, 5.000%, 6-1-50	250	290
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Sonoma Cnty Securitization Corp.), Ser 2020B-2, 0.000%, 6-1-55(A)	250	58
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A, 5.000%, 12-1-48	250	298
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4-1-47	300	348
CA Hlth Fac Fin Auth, Rev Bonds (City of Hope), Ser 2019, 5.000%, 11-15-24	100	117
CA Hlth Fac Fin Auth, Rev Bonds (Providence St. Joseph Hlth), Ser 2019C, 5.000%, 10-1-39	500	608

CA Infra and Econ Dev Bank, Natl Charter Sch Revolving Loan Fund Rev Bonds, Ser 2019B:
5.000%, 11-1-25	100	122
5.000%, 11-1-49	100	122
CA Infra and Econ Dev Bank, Sr Natl Charter Sch Revolving Loan Fund Rev Bonds, Ser 2020B, 4.000%, 11-1-55	100	116
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A, 5.000%, 7-1-49	300	335
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev), 5.000%, 5-15-24	100	115
CA Muni Fin Auth, Insd Rev Bonds (Town and Country Manor), Ser 2019, 4.000%, 7-1-21	200	203
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11-1-46	500	552
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018, 5.000%, 10-1-27	250	310
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A, 5.000%, 11-15-32	425	524

CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7-1-37	250	293
5.000%, 7-1-42	250	290
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A, 4.000%, 10-1-28	290	333
CA Muni Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010, 0.230%, 9-1-21	600	600
CA Muni Fin Auth, Spl Fac Rev Bonds (Utd Airlines, Inc. Los Angeles Intl Arpt Proj), Ser 2019, 4.000%, 7-15-29	250	272
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	250	273
5.000%, 12-31-47	250	294
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC - West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC), 4.000%, 5-15-48	300	332
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1, 3.375%, 7-1-25	300	337
CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A, 0.110%, 9-1-38(B)	250	250

CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012, 5.000%, 11-21-45	250	264
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019, 5.000%, 11-21-45	250	297
CA Sch Fin Auth, Charter Sch Rev Bonds (Aspire Pub Sch), Ser 2020A, 5.000%, 8-1-40(B)	100	123
CA Sch Fin Auth, Charter Sch Rev Bonds (Classical Academies Proj), Ser 2020A, 5.000%, 10-1-50(B)	250	286
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A, 5.000%, 6-1-43	250	273
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	356
5.000%, 6-1-37	330	372
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016, 5.000%, 8-1-41	250	287

CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A, 5.000%, 7-1-48	350	371
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A, 5.000%, 8-1-48	250	292
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A, 5.000%, 7-1-47	300	357
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7-1-49	300	333
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015, 5.000%, 10-1-22	270	288
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12-1-56	250	281
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017, 5.000%, 5-15-47	185	207
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017, 5.000%, 5-15-42	300	337

CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12-1-44	250	276
CA Various Purp GO Bonds, 5.000%, 9-1-46	500	612
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9-1-43	250	262
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2, 5.000%, 9-1-47	150	167
City of San Ramon, Cert of Part (Cap Impvt Fin Prog), Ser 2019, 4.000%, 6-1-39	300	346
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	219
4.250%, 9-1-47	300	327
Corona-Norco Unif Sch Dist (Riverside Cnty, CA), Election of 2014 GO Bonds, Ser C, 4.000%, 8-1-49	500	582
Corona-Norco Unif Sch Dist (Riverside, CA), Election of 2006 GO Bonds, Ser 2011E, 0.000%, 8-1-24(A)	80	91
Eureka Successor Agy, Tax Alloc Rfdg Bonds, Ser 2017B, 5.000%, 11-1-21	155	161
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM), 3.950%, 1-15-53	300	332

Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1, 5.000%, 6-1-29	600	739
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A, 5.000%, 6-1-22	175	187
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6-1-37	150	156
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1, 5.000%, 6-1-47	500	519
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2, 5.000%, 6-1-47	250	259
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC), 5.000%, 9-1-47	150	177
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 SplTax Bonds, Ser 2019A, 4.000%, 9-1-54	250	287
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9-1-33	500	595

Lincoln Unif Sch Dist Fin Corp., Cert of Part, Ser 2019, 4.000%, 9-1-25	315	367
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A, 5.500%, 11-15-37	165	249
Long Beach, CA, Harbor Rev Rfdg Bonds, Ser 2020B, 5.000%, 5-15-24	500	573
Los Angeles Dept of Water and Power, Water Sys Rev Bonds, Ser 2020C, 5.000%, 7-1-41(D)	300	402
Los Angeles Unif Sch Dist, GO Bonds (Dedicated Unlimited Ad Valorem Ppty Tax), Ser 2020C, 5.000%, 7-1-29	250	338
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5-15-46	300	350
Los Angeles, CA, Hsng Auth, Mtg Rev Rfdg Bonds (Union Port Proj), Ser 2020A, 3.250%, 6-1-35	250	266
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11-1-34	300	481
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9-1-46	300	347
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A, 5.000%, 2-1-24	250	261

Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9-1-42	130	145
5.000%, 9-1-47	230	257
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017, 5.000%, 9-1-47	135	157
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013, 5.000%, 9-15-27	25	27
Oro Grande Elem Sch Dist, Rfdg Cert of Part, Ser 2020, 4.000%, 9-15-32	300	334
Palomar Hlth, Cert of Part, Ser 2017, 5.000%, 11-1-21	250	259
Paramount Unif Sch Dist (Los Angeles Cnty, CA), Election of 2016 GO Bonds, Ser 2020C (Insured by BAMAC), 4.000%, 8-1-40	275	337
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9-1-46	250	286
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M, 5.000%, 5-15-32	300	378
Richmond Joint Powers Fin Auth, Lease Rev Rfdg Bonds (Civic Ctr Proj), Ser 2019A (Insured by AGM), 5.000%, 11-1-25	400	483
Roseville City Sch Dist (Placer Cnty, CA), Election of 2002 GO Bonds, Ser A, 0.000%, 8-1-22(A)	100	99

Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9-1-35	250	297
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps), 0.701%, 6-1-34(C)	400	376
Sacramento Cnty, Arpt Sys Sr Rev Rfdg Bonds, Ser 2020, 4.000%, 7-1-40	150	178
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E, 5.000%, 7-1-35	250	312
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9-1-41	250	287
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9-1-42	250	263
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12-1-41	100	106
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A, 5.000%, 7-1-27	100	123
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A, 5.000%, 7-1-42	200	244

San Diego Unif Sch Dist, GO Bonds, Election of 2012, Ser M-2, 3.000%, 7-1-50	250	272
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A, 4.000%, 5-1-49	250	284
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Rfdg Bonds, Ser 2020A, 4.000%, 5-1-40	150	176
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB, 4.000%, 11-1-39	250	289
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3-1-47	200	234
San Juan Unif Sch Dist (Sacramento Cnty, CA), Elec of 1998 GO Bonds, Ser 2003B, 0.000%, 8-1-21(A)	200	200
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9-1-42	250	265
Santa Clara Cnty Fin Auth, Var Rate Demand Rfdg Lease Rev Bonds (Multiple Fac Proj), Ser 2008M, 0.070%, 5-15-35	500	500
Santa Clara Cnty, CA, Union Elem Sch Dist, Election of 1999 GO Bonds, Ser A, 0.000%, 9-1-22(A)	100	99

Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A, 5.000%, 11-1-33	295	406
Southn CA Pub Power Auth, Milford Wind Corridor Phase I Proj, Rfdg Rev Bonds, Ser 2019-1:
3.000%, 7-1-21	100	101
2.000%, 7-1-22	100	103
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H, 5.000%, 4-1-26	300	373
Stockton Pub Fin Auth, Wastewater Bond Anticipation Notes, Ser 2019, 1.400%, 6-1-22	400	402
Successor Agy to the Lemon Grove Cmnty Dev Agy, Lemon Grove Redev Proj Area, Tax Alloc Rfdg Bonds, Ser 2019A (Insured by BAMAC), 4.000%, 8-1-21	370	378
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8-1-40	250	280
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1, 5.500%, 6-1-45	100	101

Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6-1-46(A)	300	51
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7-1-30	45	51
3.750%, 7-1-31	255	281
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A, 5.000%, 9-1-29	250	300
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017, 5.000%, 9-1-47	300	338
		32,838

Guam - 0.7%
Guam Port Rev Bonds, Ser 2018B, 5.000%, 7-1-22	250	262

Puerto Rico - 1.0%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4, 5.250%, 7-1-30	135	135
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	143
5.250%, 7-1-33	50	60
		338

TOTAL MUNICIPAL BONDS – 93.0%		$33,438
(Cost: $31,443)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) - 8.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,894	2,894

TOTAL SHORT-TERM SECURITIES – 8.0%		$2,894
(Cost: $2,894)

TOTAL INVESTMENT SECURITIES – 101.0%		$36,332
(Cost: $34,337)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(352)

NET ASSETS - 100.0%		$35,980

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $659 or 1.8% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Purchased on a when-issued basis with settlement subsequent to December 31, 2020.

(E)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$33,438	$—
Short-Term Securities	2,894	—	—
Total	$2,894	$33,438	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$34,337

Gross unrealized appreciation	2,011

Gross unrealized depreciation	(16)

Net unrealized appreciation	$1,995